Property and Equipment - Summary of Depreciation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 6,500	$ 5,112	$ 3,994
Cost of revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	5,652	4,317	3,271
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	715	690	594
Sales and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 133	$ 105	$ 129